SCHEDULE OF FAIR VALUE ON RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Term Loan [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value, beginning balance		$ 1,014	$ 30,841
Warrants Issued		7,353	698
Warrant exercises			(11,284)
Change in fair value, gain included in net loss	[1]	(4,484)	(19,241)
Transfers from Level 3 to Level 2	[2]	(3,883)
Fair value, ending balance			1,014
June Public Offering [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value, beginning balance		3,434
Warrants Issued			13,762
Warrant exercises			(617)
Change in fair value, gain included in net loss	[1]	(2,184)	(9,711)
Transfers from Level 3 to Level 2	[2]	(1,250)
Fair value, ending balance			$ 3,434

[1]	Changes in fair value of warrant liabilities are disclosed separately in the Consolidated Statements of Operations.
[2]	Transfers of warrant liability fair market value reclassified from Level 3 to Level 2 due to utilizing Black Scholes calculation for fair value measurement across all warrant liabilities, which includes observable inputs (such as company stock price and comparable company volatility calculations) and more closely aligns with Level 2.